AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
AMOUNT DUE TO RELATED PARTIES
Related parties payable	$ 276,515	$ 254,515
Related party loan	140,000	1,500,000
Amount due to related parties	$ 416,515	$ 1,754,515